LOANS RECEIVABLE, NET - Movement of allowance for loans receivable (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Movement of allowance for loans receivable
Balance of the beginning of the year	¥ 117,886,002	$ 17,091,864	¥ 18,000,000
Provision	161,431,671	23,405,392	99,886,002
Balance of the end of the year	279,317,673	$ 40,497,256	117,886,002
Evaluated for impairment on an individual basis	¥ 116,852,875		¥ 117,886,002	$ 16,942,074